Summary of financial information for the subsidiaries of non-controlling interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Current assets	$ 41,322	$ 17,630
Non-current assets	97,029	21,595
Current liabilities	(43,110)	(13,388)
Non-current liabilities	75,481	7,112
Carrying amount of NCI	(519)	(2,361)
Non-current liabilities	(75,481)	(7,112)
Carrying amount of NCI	519	2,361
Current liabilities	43,110	13,388
Net income (loss) and comprehensive income (loss)	(31,382)	(3,257)
Allocated to NCI	(76)	(95)
Net cash from operating activities	(17,260)	8,485
Net cash flows from investing activities	(4,128)	(4,661)
Net cash flows from financing activities	23,929	728
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	158	723
Non-current assets	1,747	6,005
Current liabilities	(1,064)	(1,797)
Non-current liabilities	1,510	5,608
Net assets (liabilities)	(669)	(677)
Carrying amount of NCI	(519)	(2,361)
Non-current liabilities	(1,510)	(5,608)
Net assets (liabilities)	669	677
Carrying amount of NCI	519	2,361
Current liabilities	1,064	1,797
Net income (loss) and comprehensive income (loss)	(152)	(3)
Allocated to NCI	(76)	(95)
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Current assets	2	2
Non-current assets
Current liabilities	(928)	(928)
Non-current liabilities
Net assets (liabilities)	(926)	(926)
Carrying amount of NCI	(45)	(45)
Non-current liabilities
Net assets (liabilities)	926	926
Carrying amount of NCI	45	45
Current liabilities	928	928
Net income (loss) and comprehensive income (loss)		156
Allocated to NCI
Net cash from operating activities		2
Net cash flows from investing activities
Net cash flows from financing activities
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Current assets	156	160
Non-current assets	1,747	1,768
Current liabilities	(136)	(98)
Non-current liabilities	1,510	1,569
Net assets (liabilities)	(257)	261
Carrying amount of NCI	(564)	(640)
Non-current liabilities	(1,510)	(1,569)
Net assets (liabilities)	257	(261)
Carrying amount of NCI	564	640
Current liabilities	136	98
Net income (loss) and comprehensive income (loss)	(152)	(60)
Allocated to NCI	(76)	(30)
Net cash from operating activities	71	25
Net cash flows from investing activities		201
Net cash flows from financing activities	$ 58	(106)
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Current assets		561
Non-current assets		4,237
Current liabilities		(771)
Non-current liabilities		4,039
Net assets (liabilities)		(12)
Carrying amount of NCI		(1,766)
Non-current liabilities		(4,039)
Net assets (liabilities)		12
Carrying amount of NCI		1,766
Current liabilities		771
Net income (loss) and comprehensive income (loss)		(160)
Allocated to NCI		(80)
Net cash from operating activities		434
Net cash flows from investing activities		243
Net cash flows from financing activities		(289)
Solar Alliance Dev Co LLC [member]
IfrsStatementLineItems [Line Items]
Net income (loss) and comprehensive income (loss)		61
Allocated to NCI		$ 15